Shareholder Report, Line Graph (Details) 197990_Valkyrie Bitcoin and Ether Strategy ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Oct. 31, 2021	Sep. 30, 2025
CoinShares Bitcoin and Ether ETF
Account Value [Line Items]
Line Graph and Table Measure Name					CoinShares Bitcoin and Ether ETF NAV
Accumulated Value	$ 7,767	$ 4,065	$ 2,995	$ 10,000	$ 12,334
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Accumulated Value	$ 13,262	$ 9,726	$ 7,997	$ 10,000	$ 15,596